Employee Benefit Plans - Schedule of Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	$ 0	$ 0	$ 0
Unrecognized net actuarial loss (income)	23,672	40,412	59,463
Total accumulated other comprehensive loss (income)	23,672	40,412	59,463
RIM Plan
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	0	0	0
Unrecognized net actuarial loss (income)	998	704	2,102
Total accumulated other comprehensive loss (income)	998	704	2,102
Post-retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	0	0	0
Unrecognized net actuarial loss (income)	(2,207)	(1,835)	787
Total accumulated other comprehensive loss (income)	(2,207)	(1,835)	787
Split-Dollar Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	133	183	238
Unrecognized net actuarial loss (income)	(794)	(2,086)	16
Total accumulated other comprehensive loss (income)	$ (661)	$ (1,903)	$ 254